Cash generated from operations (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 1,775	$ 580
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	0	18
Amortisation of tangible and right of use assets	558	329
Finance costs and unwinding of obligations	85	84
Environmental, rehabilitation, silicosis and other provisions	(46)	(22)
(Reversal of impairment) impairment, derecognition of assets and (profit) loss on disposal	(26)	(1)
Other expenses (income) (non-cash portion)	82	25
Finance income	(71)	(89)
Share of associates and joint ventures’ (profit) loss	(63)	(95)
Other non-cash movements	8	56
Other exchange losses	56	10
Movements in working capital	(308)	(160)
Cash generated from operations	2,050	735
(Increase) decrease in inventories	19	33
(Increase) decrease in trade and other receivables	(186)	(119)
Increase (decrease) in trade and other payables	(141)	(74)
Movements in working capital	$ (308)	$ (160)